Stockholders' Equity (Deficit) (Preferred Stock) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares outstanding	3,500,000					3,500,000
Preferred stock redemption costs					$ 2,912		$ 2,912	$ 2,912
Dividends payable, amount per share	$ 0.22	$ 0.22	$ 0.20			$ 0.22
Dividends payable, date of record	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Dividends payable, date to be paid	Oct. 15, 2015	Jul. 15, 2015	Apr. 15, 2015
Series A Preferred Stock [Member]
Preferred stock, shares outstanding									3,525,822
Preferred stock, dividend rate, percentage								8.125%
Preferred stock, redemption price per share					$ 25.32161		$ 25.32161
Preferred stock redemption costs					$ 2,912
Dividends, preferred stock, cash									$ 37,600
Dividends payable, amount per share								$ 0.50781	$ 10.23524
Dividends payable, date declared								Dec. 01, 2013
Dividends payable, date of record								Dec. 31, 2013
Redemption In Stock [Member]
Preferred stock, redemption price per share					$ 25.00		25.00
Redemption For Quarterly Dividend Prorated [Member]
Preferred stock, redemption price per share					$ 0.32161		$ 0.32161
Series A Dividend [Member]
Preferred stock, dividend rate, per-dollar-amount								$ 2.03125
Series B Preferred Stock [Member]
Preferred stock, shares outstanding	3,500,000					3,500,000		3,500,000
Preferred stock, dividend rate, percentage						7.125%		7.125%
Preferred stock, redemption price per share	$ 25.00					$ 25.00		$ 25.00
Preferred stock, dividend rate, per-dollar-amount						1.78125		1.78125
Preferred stock, proceeds from issuance				$ 81,638
Dividends payable, amount per share	$ 0					$ 0		$ 0